Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 6,034	$ 7,524	$ 10,397	$ 9,126	$ 13,558	$ 19,523	$ 44,013	$ 36,165	$ 26,499
Unrealized gains (losses) on securities:
Unrealized gain (loss) arising during period, net of tax of $38,333 for 2022, $4,236 for 2021 and ($6,008) for 2020	(5,254)	17,218	(46,277)	(63,808)	11,964	(110,085)	(144,209)	(15,933)	22,603
Reclassification adjustment for loss (gain) on securities, net of tax of $95 for 2022, $1 for 2021, and ($408) for 2020	88	0	0	(82)	88	(82)	359	3	(1,536)
Defined benefit pension plans:
Changes in pension plan benefits, net of tax of $263 for 2022, ($81) for 2021 and ($23) for 2020	0	0	0	0	0	0	(1,011)	305	87
Unrealized gain (loss) on cash flow hedge:
Unrealized holding gain (loss) on cash flow hedge, net of tax $457 for 2022 and $0 for 2021 and 2020	(275)	47	(362)	(503)	(228)	(865)	(1,721)	0	0
Reclassification adjustment for losses (gains) included in net income, net of tax ($35)for 2022 and $0 for 2021 and 2020	334	287	(85)	(59)	621	(144)	132	0	0
Total other comprehensive income (loss)	(2,368)	15,686	(46,724)	(64,452)	13,318	(111,176)	(146,450)	(15,625)	21,154
Comprehensive income (loss)	$ 3,666	$ 23,210	$ (36,327)	$ (55,326)	$ 26,876	$ (91,653)	$ (102,437)	$ 20,540	$ 47,653